Property, Plant and Equipment and Intangible Assets - Summary of Movements in Property, Plant and Equipment and Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	$ (5,764,711)	$ (5,327,128)
Property plant and equipment and intangible assets, Ending balance	(6,457,104)	(5,764,711)
Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(7,386,695)	(6,727,222)
Additions	936,121	684,845
Disposals	(46,795)	(35,595)
Reclassified from ROU assets	(1,404)	(7,451)
Reclassification and other	1,511
Effect of currency translation	(6,676)	2,772
Property plant and equipment and intangible assets, Ending balance	(8,272,260)	(7,386,695)
Accumulated Depreciation Amortization and Impairment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(1,621,984)	(1,400,094)
Depreciation and amortization	(228,524)
Depreciation, amortization and impairment		(235,158)
Depreciation and amortization of disposals	34,143	21,843
Reclassified from ROU assets	(1,404)	(7,451)
Effect of currency translation	2,613	(1,124)
Property plant and equipment and intangible assets, Ending balance	(1,815,156)	(1,621,984)
River Vessels & Equipment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(1,637,723)	(1,680,084)
Property plant and equipment and intangible assets, Ending balance	(1,651,236)	(1,637,723)
River Vessels & Equipment | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(2,621,214)	(2,569,098)
Additions	28,801	23,724
Disposals	(4,510)	(1,138)
Reclassified between assets	72,340	27,377
Reclassification and other	(317)
Effect of currency translation	(4,265)	2,153
Property plant and equipment and intangible assets, Ending balance	(2,713,263)	(2,621,214)
River Vessels & Equipment | Accumulated Depreciation Amortization and Impairment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(983,491)	(889,014)
Depreciation and amortization	(80,992)
Depreciation, amortization and impairment		(93,692)
Depreciation and amortization of disposals	728
Effect of currency translation	1,728	(785)
Property plant and equipment and intangible assets, Ending balance	(1,062,027)	(983,491)
Ocean and Expedition Ships & Equipment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(3,607,989)	(3,305,104)
Property plant and equipment and intangible assets, Ending balance	(3,985,793)	(3,607,989)
Ocean and Expedition Ships & Equipment | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(4,077,141)	(3,652,811)
Additions	23,445	20,348
Disposals	(10,300)	(15,356)
Reclassified from ROU assets	(1,404)	(7,451)
Reclassified between assets	482,177	411,887
Property plant and equipment and intangible assets, Ending balance	(4,573,867)	(4,077,141)
Ocean and Expedition Ships & Equipment | Accumulated Depreciation Amortization and Impairment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(469,152)	(347,707)
Depreciation and amortization	(121,625)
Depreciation, amortization and impairment		(117,107)
Depreciation and amortization of disposals	4,107	3,113
Reclassified from ROU assets	(1,404)	(7,451)
Property plant and equipment and intangible assets, Ending balance	(588,074)	(469,152)
River Vessels Under Construction
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(111,919)	(36,755)
Property plant and equipment and intangible assets, Ending balance	(314,717)	(111,919)
River Vessels Under Construction | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(111,919)	(36,755)
Additions	275,943	102,541
Reclassified between assets	(72,340)	(27,377)
Effect of currency translation	(805)
Property plant and equipment and intangible assets, Ending balance	(314,717)	(111,919)
Ocean Ships under Construction
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(308,696)	(203,859)
Property plant and equipment and intangible assets, Ending balance	(407,998)	(308,696)
Ocean Ships under Construction | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(308,696)	(203,859)
Additions	581,479	516,724
Reclassified between assets	(482,177)	(411,887)
Property plant and equipment and intangible assets, Ending balance	(407,998)	(308,696)
Office Equipment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(6,004)	(6,566)
Property plant and equipment and intangible assets, Ending balance	(4,412)	(6,004)
Office Equipment | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(21,486)	(24,237)
Additions	1,648	2,969
Disposals	(3,642)	(5,799)
Effect of currency translation	(181)	79
Property plant and equipment and intangible assets, Ending balance	(19,311)	(21,486)
Office Equipment | Accumulated Depreciation Amortization and Impairment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(15,482)	(17,671)
Depreciation and amortization	(3,163)
Depreciation, amortization and impairment		(3,235)
Depreciation and amortization of disposals	3,617	5,481
Effect of currency translation	129	(57)
Property plant and equipment and intangible assets, Ending balance	(14,899)	(15,482)
Land & Buildings
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(13,240)	(10,608)
Property plant and equipment and intangible assets, Ending balance	(15,287)	(13,240)
Land & Buildings | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(21,786)	(17,816)
Additions	2,789	3,491
Disposals	(1,248)	(23)
Reclassification and other	1,828
Effect of currency translation	(1,142)	502
Property plant and equipment and intangible assets, Ending balance	(24,013)	(21,786)
Land & Buildings | Accumulated Depreciation Amortization and Impairment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(8,546)	(7,208)
Depreciation and amortization	(736)
Depreciation, amortization and impairment		(1,095)
Depreciation and amortization of disposals	30
Effect of currency translation	526	(243)
Property plant and equipment and intangible assets, Ending balance	(8,726)	(8,546)
Other Fixed Assets
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(17,015)	(18,257)
Property plant and equipment and intangible assets, Ending balance	(16,602)	(17,015)
Other Fixed Assets | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(53,308)	(52,232)
Additions	1,784	1,561
Disposals	(1,408)	(500)
Effect of currency translation	(63)	15
Property plant and equipment and intangible assets, Ending balance	(53,621)	(53,308)
Other Fixed Assets | Accumulated Depreciation Amortization and Impairment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(36,293)	(33,975)
Depreciation and amortization	(1,929)
Depreciation, amortization and impairment		(2,799)
Depreciation and amortization of disposals	1,172	500
Effect of currency translation	31	(19)
Property plant and equipment and intangible assets, Ending balance	(37,019)	(36,293)
Intangible Assets Including Goodwill
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(62,125)	(65,895)
Property plant and equipment and intangible assets, Ending balance	(61,059)	(62,125)
Intangible Assets Including Goodwill | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(171,145)	(170,414)
Additions	20,232	13,487
Disposals	(25,687)	(12,779)
Effect of currency translation	(220)	23
Property plant and equipment and intangible assets, Ending balance	(165,470)	(171,145)
Intangible Assets Including Goodwill | Accumulated Depreciation Amortization and Impairment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(109,020)	(104,519)
Depreciation and amortization	(20,079)
Depreciation, amortization and impairment		(17,230)
Depreciation and amortization of disposals	24,489	12,749
Effect of currency translation	199	(20)
Property plant and equipment and intangible assets, Ending balance	$ (104,411)	$ (109,020)